                                                                                                            August 1, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Re:       DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

            File No.: 811-5160; 33-14294

Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended May 31, 2012.

            Please direct any questions or comments to the attention of the undersigned at 212.922.6850.

                                                                                                Very truly yours,

                                                                                                /s/Faria Adam

                                                                                                Faria Adam